Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 29, 2018	Dec. 30, 2017
Current assets:
Cash and cash equivalents	$ 232.0	$ 224.4
Trade accounts receivable, less allowances of $21.1 and $36.2 at year-end 2018 and 2017, respectively	1,189.7	1,180.3
Inventories, net	651.4	609.6
Refundable income taxes	27.0	28.9
Assets held for sale	3.6	6.3
Other current assets	194.3	188.4
Total current assets	2,298.0	2,237.9
Property, plant and equipment, net	1,137.4	1,097.9
Goodwill	941.8	985.1
Other intangibles resulting from business acquisitions, net	144.0	166.3
Non-current deferred income taxes	205.3	196.3
Other assets	451.0	453.4
Total assets	5,177.5	5,136.9
Current liabilities:
Short-term borrowings and current portion of long-term debt and capital leases	194.6	265.4
Accounts payable	1,030.5	1,007.2
Accrued payroll and employee benefits	217.9	248.5
Accrued trade rebates	129.8	112.3
Income taxes payable	58.1	49.2
Other accrued liabilities	363.1	289.2
Total current liabilities	1,994.0	1,971.8
Long-term debt and capital leases	1,771.6	1,316.3
Long-term retirement benefits and other liabilities	334.7	629.3
Non-current deferred and payable income taxes	122.1	173.3
Commitments and contingencies (see Notes 7 and 8)
Shareholders' equity:
Common stock, $1 par value per share, authorized - 400,000,000 shares at year-end 2018 and 2017; issued - 124,126,624 shares at year-end 2018 and 2017; outstanding - 84,723,655 shares and 88,011,541 shares at year-end 2018 and 2017, respectively	124.1	124.1
Capital in excess of par value	872.0	862.6
Retained earnings	2,864.9	2,596.7
Treasury stock at cost, 39,402,969 shares and 36,115,083 shares at year-end 2018 and 2017, respectively	(2,223.9)	(1,856.7)
Accumulated other comprehensive loss	(682.0)	(680.5)
Total shareholders' equity	955.1	1,046.2
Total liabilities and shareholders' equity	$ 5,177.5	$ 5,136.9